RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Gold receivables	$ 1.6	$ 0.0
Income taxes receivable	4.0	3.2
Receivables from governments	53.4	42.2
Receivables from related parties	0.1	0.1
Other receivables	4.1	6.7
Total receivables	63.2	52.2
Prepayment for other assets	2.9	0.0
Marketable securities	0.5	0.0
Prepaid expenses	11.4	9.6
Derivatives	0.1	14.1
Receivables and other current assets	$ 78.1	$ 75.9